Investment Objectives and Goals	Jun. 04, 2025
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus AlphaSimplex Global Macro ETF (the “Fund”) seeks capital appreciation by pursuing long-term positive returns independent of market cycles.
VIRTUS STONE HARBOR INTERNATIONAL BOND ETF
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus Stone Harbor International Bond ETF (the “Fund”) seeks to provide a high level of current income, with capital appreciation as a secondary goal.